Stock-Based Compensation - TDS excluding U.S. Cellular, Valuation model (Details) - TDS Parent Company - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
TDS Long-Term Incentive Plans | Stock Options
Black Scholes valuation model assumptions
Expected life	6 years 3 months 18 days	6 years 4 months 24 days	6 years 2 months 12 days
Expected annual volatility rate	28.60%	30.40%	30.30%
Dividend yield	2.50%	2.20%	2.00%
Risk-free interest rate	2.90%	2.00%	1.30%
Estimated annual forfeiture rate	3.30%	2.50%	2.70%
Common Shares | TDS Long-Term Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved	13,129,000
Common Shares | Non-Employee Directors' Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved	253,000
Award vesting period	3 years
Common Shares | Non-Employee Directors' Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	10 years
Terminated Employees | Common Shares | Non-Employee Directors' Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	30 days
Retired Employees | Common Shares | Non-Employee Directors' Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	90 days
Retired Employees | Common Shares | Non-Employee Directors' Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	1 year